Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000202324
Average Annual Return [Line Items]
Average Annual Return, Percent	3.58%	3.35%	2.40%
C000202325
Average Annual Return [Line Items]
Average Annual Return, Percent	6.03%	3.40%	2.19%
Without Sales Load [Member] | C000202326
Average Annual Return [Line Items]
Average Annual Return, Percent	8.06%	4.45%	3.08%
Without Sales Load [Member] | C000202324
Average Annual Return [Line Items]
Average Annual Return, Percent	7.90%	4.20%	2.82%
Without Sales Load [Member] | C000202325
Average Annual Return [Line Items]
Average Annual Return, Percent	7.03%	3.40%	2.19%
Without Sales Load [Member] | C000202327
Average Annual Return [Line Items]
Average Annual Return, Percent	8.29%	4.54%	3.16%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.40%	(2.07%)	1.00%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.40%	(2.07%)	1.00%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.40%	(2.07%)	1.00%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.40%	(2.07%)	1.00%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.57%	2.83%	2.01%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.57%	2.83%	2.01%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.57%	2.83%	2.01%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.57%	2.83%	2.01%